Restructuring costs (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Restructuring costs	$ 155,411,000	$ 0
Termination of employment costs	144,202,000
Impairment loss from PP&E	1,035,000	0
Impairment of right of use assets	5,092,000	$ 0
Other restructuring costs	5,082,000
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss from PP&E	$ 1,035,000